OTHER EXPENSES/(INCOME), NET (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of other expenses, net	Other expenses, net are as follows:

	For the years ended December 31,
	2022	2021	2020
	(€ thousand)
Other expenses	33,994	13,666	25,067
Other income	(12,446)	(8,105)	(6,592)
Other expenses, net	21,548	5,561	18,475